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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 1999

                Check here if Amendment [ ]; Amendment Number:
           This Amendment (Check only one.): [ ] is a restatement.
                        [ ] adds new holdings entries.

             Institutional Investment Manager Filing this Report:

                Name: Reliance Financial Services Corporation
                          Address: 55 East 52nd Street
                               New York, NY 10055
                          Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James E. Yacobucci
Title:  Senior Vice President-Investments
Phone:  212-909-1100

Signature, Place, and Date of Signing:         /s/ James E. Yacobucci
--------------------------------------         ---------------------------------
                                                   New York, New York
                                                   February 11, 2000

     NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

     Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      1
Form 13F Information Table Entry Total:                 19
Form 13F Information Table Value Total (thousands):    $1,067,830

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          Form 13F
  No.    File Number                                 Name
  ---    -----------                                 ----

1.       28-160                                      Reliance Insurance Company
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                           Form 13F INFORMATION TABLE

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Report for the Calendar Quarter Ended December 31, 1999

COLUMN 1                       COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
--------                       --------       --------     --------  ----------------------  --------   -------- ------------------
                                                            VALUE      SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                                                                                                  ------------------
NAME OF ISSUER              TITLE OF CLASS     CUSIP      (x$1000)     PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED  NONE
--------------------------- --------------    --------    ---------  -----------  ---  ----  ---------- --------  ----  ------  ----
DEVON ENERGY CORP           COM               25179M103      6,575       200,000  SH          DEFINED      1       X
EMONS TRANSN GRP INC        COM               291575108        696       371,321  SH          DEFINED      1       X
GENTA INC                   COM NEW           37245M207      6,435       999,603  SH          DEFINED      1       X
HEARTPORT INC               SB NT CV 144A04   421969AA4     14,342    31,870,000  PRN         DEFINED      1       X
HEARTPORT INC               SB NT CV 7.25%04  421969AC0      5,605    12,455,000  PRN         DEFINED      1       X
INDIVIDUAL INV GROUP INC    COM               455907105      2,250       666,666  SH          DEFINED      1       X
LANDAMERICA FINL GROUP INC  COM               514936103     74,225     4,039,473  SH          DEFINED      1       X
MORGAN J P & CO INC         COM               616880100     72,202       570,200  SH          DEFINED      1       X
MORGAN J P & CO INC         COM               616880100        279         2,200  SH          DEFINED              X
OCCIDENTAL PETE CORP DEL    COM               674599105    101,915     4,712,831  SH          DEFINED      1       X
OCCIDENTAL PETE CORP DEL    COM               674599105      1,130        52,272  SH          DEFINED              X
RELIANCE GROUP HOLDINGS INC COM               759464100     15,466     2,334,473  SH          DEFINED      1       X
RELIANCE GROUP HOLDINGS INC COM               759464100      1,212       182,900  SH          DEFINED              X
SCHLUMBERGER LTD            COM               806857108      5,371        95,700  SH          DEFINED      1       X
SCHLUMBERGER LTD            COM               806857108        281         5,000  SH          DEFINED              X
SEMPRA ENERGY               COM               816851109     32,656     1,879,500  SH          DEFINED      1       X
STREAMLINE COM INC          COM               863239109     22,242     2,597,615  SH          DEFINED      1       X
SUNBEAM CORP                SRSDCV ZR0144A18  867071AA0     32,591   219,100,000  PRN         DEFINED      1       X
SYMBOL TECHNOLOGIES INC     COM               871508107    672,357    10,577,888  SH          DEFINED      1       X
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